Share-based compensation - Share option plans (Details) - Share option plans						12 Months Ended
	Oct. 01, 2019 Options SFr / shares	Jul. 01, 2019 Options SFr / shares	Apr. 01, 2019 Options	Jan. 01, 2019 Options SFr / shares	Jun. 01, 2018 Options SFr / shares	Dec. 31, 2019 CHF (SFr) Options	Dec. 31, 2018 Options	Dec. 31, 2017 Options
Share-based compensation
Exercise price of share options granted | SFr / shares	SFr 1.80	SFr 1.50		SFr 2.25	SFr 3
Vesting period of options granted					4 years
Exercise period of options granted					10 years
Beginning balance				5,128,680		5,128,680	2,661,096	779,813
Granted	30,000	187,189		243,506	2,467,584	460,695	2,467,584	1,901,283
Expired						(48,775)		(20,000)
Ending balance						5,540,600	5,128,680	2,661,096
Exercisable						2,811,825	1,736,764	773,489
Number of options vested, for which exercise period has been extended			506,351
Period of exercise extension for options vested			5 years
Expense related to extension of exercise period for options vested | SFr						SFr 75,331